Change in fair value of Derivative Instruments Liabilities (Details)	12 Months Ended
Sep. 30, 2016 USD ($)
Change in fair value of Derivative Instruments Liabilities Details
Fair value as of September 30, 2015	$ 0
Additions recognized as note discounts at inception	259,898
Additions recognized as derivative loss at inception	338,925
Amount reclassified from equity at inception	355,126
Amount reclassified to equity upon resolution	(1,382,964)
Change in fair value	429,015
Fair value as of September 30, 2016	$ 0